Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends declared , per share	$ 0.32	$ 0.32	$ 0.32
Stock awards issued from treasury shares	7,296		3,605
Retained Earnings
Cash dividends declared , per share	$ 0.32	$ 0.32	$ 0.32
Stock awards issued from treasury shares	7,296		3,605
Treasury Stock
Stock awards issued from treasury shares	7,296		3,605